Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Period Ended spot [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	6.9931	7.2993	7.0999
Period Average [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.1875	7.1957	7.0809